Contract costs	12 Months Ended
Sep. 30, 2025
Revenue From Contracts With Customers [Abstract]
Contract costs	Contract costs

	As at September 30, 2025			As at September 30, 2024
	Cost	Accumulated amortization and impairment	Net carrying amount	Cost	Accumulated amortization and impairment	Net carrying amount
	$	$	$	$	$	$
Transition costs	690,012	323,563	366,449	610,971	274,243	336,728
Incentives	18,757	14,274	4,483	51,045	43,744	7,301
	708,769	337,837	370,932	662,016	317,987	344,029